COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2021 CAD ($) item	Jun. 07, 2021 CAD ($)	Mar. 31, 2012 USD ($)
Commitments and Contingencies:
Number of office lease terminated | item	8
Lease liabilities	$ 2,531,870
Borrowings, letters of credit	41,700
Legal proceedings provision		$ 5,700
Legal proceedings
Commitments and Contingencies:
Lease liabilities	1,300
Number of plaintiffs - federal case			1,800
Number of plaintiffs - ohio case			8,000
DIP
Commitments and Contingencies:
Financial effect	46,300
Estimated financial effect of contingent liabilities	46,300
Letters of credit
Commitments and Contingencies:
Borrowings, letters of credit	99,400
Amount of contingent liabilities backed by assets	27,800
Contingent liability for guarantees
Commitments and Contingencies:
Financial effect	67,700
Estimated financial effect of contingent liabilities	$ 67,700
Bottom of range | Property, plant and equipment subject to operating leases
Commitments and Contingencies:
Leasing period	1
Top of range | Property, plant and equipment subject to operating leases
Commitments and Contingencies:
Leasing period	6